Leases - Lease Cost (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Leases [Abstract]
Operating lease costs	$ 1,103	$ 1,256	$ 3,542	$ 4,710
Variable costs	268	485	720	979
Short term lease costs	119	13	231	126
Total lease costs	$ 1,490	$ 1,754	4,493	5,815
Operating cash outflows from operating leases (in thousands)			3,740	3,015
Right-of-use assets obtained in exchange for new operating lease liabilities (in thousands)			$ 0	$ (38,226)
Weighted-average remaining lease term - operating leases (in years)	5 years 1 month 6 days	5 years 4 months 24 days	5 years 1 month 6 days	5 years 4 months 24 days
Weighted-average discount rate — operating leases (percent)	7.18%	6.69%	7.18%	6.69%